Other long- term liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Long term Liabilities [Abstract]
Other Liabilities [Table Text Block]
The other long term liabilities, as of December 31, 2018 and 2017, were as follows:

	As of
	December 31,
(in thousands of U.S. dollars)	2018	2017
Advances for value added tax	$—	$5,710
Other long-term liabilities	99	83
Total other long-term liabilities	$99	$5,793